ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowances for accounts receivable, trade
Movement of allowances
Beginning of the year	$ 32,941	$ 26,119	$ 28,156
Allowances made (reversed) during the year, net	869	5,345	(854)
Accounts written-off against allowances	(297)	(174)	(47)
Foreign exchange effect	(780)	1,651	(1,136)
Closing balance	32,733	32,941	26,119
Allowances for advances to suppliers
Movement of allowances
Beginning of the year	18,762	19,527	28,629
Allowances made (reversed) during the year, net	2,287	(833)	(5,427)
Accounts written-off against allowances			(3,644)
Foreign exchange effect	(123)	68	(31)
Closing balance	20,926	18,762	19,527
Allowances for other receivables
Movement of allowances
Beginning of the year	10,349	9,251	3,885
Allowances made (reversed) during the year, net	(175)	549	5,954
Foreign exchange effect	(470)	549	(588)
Closing balance	$ 9,704	$ 10,349	$ 9,251